Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,070,446	$ 1,064,257	$ 1,075,882
Costs of revenue	1,862,631	976,478	1,001,495
Gross profit	207,815	87,779	74,387
Operating expenses:
Sales, marketing and operating	146,872	76,786	85,226
General and administrative	30,317	17,481	15,111
Technology and development	10,860	7,270	7,450
Total operating expenses	188,049	101,537	107,787
Income (loss) from operations	19,766	(13,758)	(33,400)
Other income (expense):
Change in fair value of warrant liabilities	2,464
Interest expense	(15,848)	(10,031)	(18,298)
Other income, net	248	834
Total other expense	(13,136)	(9,197)	(18,298)
Income (Loss) before income taxes	6,630	(22,955)	(51,698)
Income tax expense	(170)	(163)	(254)
Net Income (loss)	$ 6,460	$ (23,118)	$ (51,952)
Net income (loss) per share, basic	$ 0.05	$ (0.40)	$ (0.90)
Net income (loss) per share, diluted	$ 0.05	$ (0.40)	$ (0.90)
Weighted average common shares outstanding, basic	118,571	57,865	57,848
Weighted average common shares outstanding, diluted	143,220	57,865	57,848